Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Summary of Intangible Assets
Intangible assets as of December 31, 2023 and 2022, are summarized as follows:

	2023
	Net balances at beginning of year	Additions		Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$31,925	$5,700	(b)	$-	$3,037	$34,588	3 and 5
Trademark (a)	125,528	-		-	-	125,528	Indefinite
	$157,453	$5,700		$-	$3,037	$160,116

	2022
	Net balances at beginning of year	Additions	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software (c)	$34,583	$-	$-	$2,658	$31,925	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$160,111	$-	$-	$2,658	$157,453

(a)
Corresponds to the rights on the Marmex trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 12).

(b)	Corresponds to the acquisition of software for environmental impact measurement on August 2, 2023.

(c)	Corresponds mainly to the SAP Hana system upgrade project.